Commitments and contingencies (Tables)	12 Months Ended
Mar. 31, 2026
Commitments and contingencies [Abstract]
Schedule of undrawn commitment	The undrawn commitments on these credit lines were as follows:

	As of March 31,
(Unit： In millions)	2025	2026
Total amount of commitment line borrowing	¥8,900	¥11,054
Balance of executed borrowed commitment line	751	2,524
Balance of undrawn commitment line	¥8,149	¥8,530